UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         11/12/04
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          19
                                               -------------

Form 13F Information Table Value Total:           $500,651
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



















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
          Column 1            Column 2        Column 3      Column 4Column 5           Column 6Column 7Column 8
          Name of            Title of                        Value  Shrs of  SH/  PUT/ Investme Other
           Issuer              Class           CUSIP        (x1000) PRN AMT  PRN  CALL DiscretiManagers Sole  SharedNone


ALEXANDERS INC.             COM               014752109       11,756    59044             Sole           Sole
AMERICAN STRATEGIC INC III  COM              03009T101        5,126   408800             Sole           Sole
AMLI RESIDENTIAL PPTYS TR   SH BEN INT       001735109        7,158   234300             Sole           Sole
ARCHSTONE-SMITH TRUST       COM               039583109       21,528   680400             Sole           Sole
ATLANTIC REALTY TRUST       COM               048798102        8,690   504088             Sole           Sole
AVALONBAY COMMUNITIES INC   COM               053484101       44,743   743000             Sole           Sole
FAIRMONT HOTELS & RESORTS INCOM              305204109       58,379  2136861             Sole           Sole
FELCOR LODGING              COM              31430F101       16,507  1459500             Sole           Sole
INTERSTATE HOTELS & RESRTS ICOM              46088S106        6,116  1510076             Sole           Sole
LA QUINTA CORP              PAIRED           50419U202        4,766   611018             Sole           Sole
MERISTAR HOSPITALITY        COM              58984Y103        2,180   400000             Sole           Sole
POST PROPERTIES INC         COM              737464107       75,133  2512793             Sole           Sole
PRICE LEGACY CORP.          COM              74144P502       20,877  1101674             Sole           Sole
PROLOGIS TR                 COM              743410102       38,535  1093500             Sole           Sole
RECKSON ASSOCIATES REALTY   COM              75621K106       37,729  1312300             Sole           Sole
SHURGARD STORAGE CENTERS INCCOM              82567D104       65,564  1689800             Sole           Sole
STRATUS PPTYS INC           COM              863167201        5,083   383609             Sole           Sole
SUMMIT PROPERTIES INC       COM              866239106       39,363  1455200             Sole           Sole
SUN COMMUNITIES             COM              866674104       31,419   801700             Sole           Sole
